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                               THE SESSIONS GROUP
                                3435 Stelzer Road
                              Columbus, Ohio 43219


                                October 31, 1997


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Attention:  Filing Desk
Stop 1-4
Washington, D.C.  20549-1004

         Subject: The Sessions Group -- Securities Act of 1933 Registration No. 33-21489 and Investment Company Act of 1940 File No. 811-5545 -- Rule 497(j) Filing

Ladies and Gentlemen:

         On behalf of The Sessions Group (the "Group"), the undersigned hereby certifies, on behalf of the Group, that the form of Prospectuses for the Riverside Capital Funds, the KeyPremier Funds and the 1st Source Monogram Funds, constituting all seventeen funds of the Group, that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended, would not have differed from those contained in the most recent post-effective amendment to the Group's Registration Statement on Form N-1A as filed on October 31, 1997, and that the text of such post-effective amendment has been filed electronically.

                                             THE SESSIONS GROUP

                                             By  /s/ Walter B. Grimm
                                                ----------------------------
                                                 Walter B. Grimm, President